Capital Structure, Financial Risk and Related Items - Share Capital (Details)	Apr. 12, 2026 DKK (kr) shares	Apr. 13, 2021 DKK (kr) shares	Mar. 28, 2017 DKK (kr) shares	Dec. 31, 2021 item Vote kr / shares shares	Dec. 31, 2019 shares	Mar. 29, 2019 DKK (kr) shares	Mar. 17, 2016 DKK (kr) shares
Share Capital
Par value (in euros per share) | kr / shares				kr 1
Number Of Shares Authorised				65,718,456
Number Of Votes | Vote				1
Number of shares issued					3,277,500
Warrants authorized to issue			500,000
Capital increases in cash | kr		kr 750,000	kr 500,000
Warrants issued | item				0
Warrants remain available for issue | item				896,938
Warrants remain available for reissue | item				21,739
Number of shares authorized to be repurchased							500,000
Nominal value of shares repurchases | kr		kr 750,000	kr 500,000				kr 500,000
Forecast
Share Capital
New shares issued on conversion of loan	2,600,000
Time limit for conversion of debt to equity	5 years
First authorization
Share Capital
Warrants issued | item				438,973
Warrants reissued | item				60,394
Number of shares authorized to be repurchased						500,000
Nominal value of shares repurchases | kr						kr 500,000
Second authorization
Share Capital
Warrants issued | item				414,089
Warrants reissued | item				20,439
Number of shares authorized to be repurchased		500,000
Nominal value of shares repurchases | kr		kr 500,000
Top of range [member]
Share Capital
Number Of Shares Authorised				5,500,000
Number of shares issued				2,000,000
Top of range [member] | Forecast
Share Capital
Maximum amount of loans against bonds or other financial instruments | kr	kr 6,500,000,000
Value of convertible loans | kr	kr 2,600,000